Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 39	$ 31	$ 24	$ 21
Provision for credit losses	68	(5)	82	5
Exchange rate changes/other	(2)		(1)
Balance at end of period	105	26	105	26
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,471	3,273	3,419	3,088
Provision for credit losses	2,734	441	3,155	957
Net write-offs	(345)	(421)	(652)	(724)
Exchange rate changes/other	5	(3)	(57)	(31)
Balance at end of period	5,865	3,290	5,865	3,290
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,139	3,061	3,100	2,912
Balance at end of period	5,230	3,093	5,230	3,093
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	292	180	295	154
Balance at end of period	529	171	529	171
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	39	31	24	21
Balance at end of period	105	26	105	26
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1	1		1
Balance at end of period	1		1
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	367	409	402	382
Provision for credit losses	126	(2)	119	31
Net write-offs	(8)	(16)	(16)	(20)
Exchange rate changes/other	(1)	4	(21)	2
Balance at end of period	484	395	484	395
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	940	892	935	895
Provision for credit losses	437	148	558	271
Net write-offs	(119)	(117)	(230)	(230)
Exchange rate changes/other		(1)	(5)	(14)
Balance at end of period	1,258	922	1,258	922
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	868	780	832	760
Provision for credit losses	393	135	570	275
Net write-offs	(142)	(125)	(281)	(245)
Exchange rate changes/other	2
Balance at end of period	1,121	790	1,121	790
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	66	51	61	51
Provision for credit losses	50	7	64	13
Net write-offs	(9)	(8)	(17)	(13)
Exchange rate changes/other		(1)	(1)	(2)
Balance at end of period	107	49	107	49
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,191	1,110	1,165	979
Provision for credit losses	1,660	158	1,762	362
Net write-offs	(67)	(155)	(108)	(216)
Exchange rate changes/other	6	(5)	(29)	(17)
Balance at end of period	$ 2,790	$ 1,108	$ 2,790	$ 1,108